Cover	Jul. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2025
Entity File Number	333-256498
Entity Registrant Name	REST EZ, INC.
Entity Central Index Key	0001733861
Entity Tax Identification Number	82-4268982
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	8928 South Black Pine Street
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84088
City Area Code	801
Local Phone Number	300-2542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false